-------------------------------------------------------------------------------
                                       THE
                                 MORGAN STANLEY
                                   HIGH YIELD
                                   FUND, INC.
-------------------------------------------------------------------------------


                              FIRST QUARTER REPORT
                                 MARCH 31, 1999
              MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.
                               INVESTMENT ADVISER



                    THE MORGAN STANLEY HIGH YIELD FUND, INC.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Michael F. Klein
PRESIDENT AND DIRECTOR

Peter J. Chase
DIRECTOR

John W. Croghan
DIRECTOR

David B. Gill
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT AND ACTING SECRETARY

Harold J. Schaaff, Jr.
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Joanna M. Haigney
TREASURER

Belinda A. Brady
ASSISTANT TREASURER
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
-------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
-------------------------------------------------------------------------------
CUSTODIANS

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
-------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
-------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/institutional/investmentmanagement.

LETTER TO SHAREHOLDERS
---------

For the three months ended March 31, 1999, The Morgan Stanley High Yield Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 3.44% compared to 1.64% for the CS First Boston High Yield Index (the "Index"). For the period since the Fund's commencement of operations on November 30, 1993 through March 31, 1999, the Fund's total return, based on net asset value per share, was 78.61% compared to 52.35% for the Index. On March 31, 1999, the closing price of the Fund's shares on the New York Stock Exchange was $15 3/4, representing a 14.5% premium to the Fund's net asset value per share.

The high yield market outperformed high quality bonds in the first quarter as investors continued to be more willing to bear risk. Despite volatility and a sell off in the Treasury market, robust merger and acquisition activity, evidence of a stronger than expected U.S. economy, and solid inflows into high yield mutual funds contributed to the strength in the sector. In addition, a strong equity market, rising energy prices and relative stability in the emerging markets also helped the performance of high yield bonds.

The positive results versus the Index were primarily a result of a large overweight in the telecommunications sector, which continued to demonstrate strong performance. Results also benefited from security selection across sectors, exposure to non-U.S. issues, and from an underweight in the energy sector, which performed poorly. Exposure to the healthcare sector, which is under pressure, and an underweight in cyclical issues, which started to rebound in the first quarter of 1999, detracted from relative performance.

Consolidation, equity investments by higher quality companies and initial public offerings demonstrate the inherent asset values in many of the companies in the telecommunications and cable sectors. Nextel Communications, a leading player in the domestic wireless business and one of our largest holdings, performed well on speculation regarding a possible combination with a higher quality company. Similarly, the Fund benefited as long distance providers Qwest, Level Three, Dolphin Telecom and Global Crossing have either entered into a strategic combination or partnership or have raised additional capital in a very favorable market environment. Internet data and access providers such as PSINet, Rhythms Net and Concentric held in the Fund also performed well. In contrast, small exposure to satellite communications companies including Iridium and American Mobile Satellite detracted slightly from returns as these companies performed poorly due to a disappointing launch experience and slow customer uptake of service.

Equity investments and actual or proposed merger and acquisition activity propelled the cable and media sectors as well. For example, the Fund benefited from Microsoft's $500 million investment in NTL, a U.K. cable company. Cable holdings in general benefited from Comcast's merger with Media One and from Microsoft co-founder Paul Allen's multi-billion dollar investments in cable systems throughout the world. Regarding positive developments in other holdings, Adelphia Communications in the cable sector was buoyed by a ratings upgrade and Chancellor Media rallied when it announced it was exploring alternatives to enhance shareholder value. The positive developments in the cable sector are starting to price many of the cable issues out of the high yield market.

After concern early in the first quarter of 1999 over the much anticipated devaluation of the Brazilian currency, emerging market issues benefited from the upgrade of Korean sovereign debt to investment grade and from reduced fear of contagion from Brazil. The gaming industry has also demonstrated a sound earnings trend and the securities in that sector have generally performed well.

Cyclical issues rebounded somewhat in the period. While the Fund has benefited as certain individual cyclical credits have done well, being underweighted in these issues was a negative for returns. Pricing has been somewhat better in many product lines, but security prices may be a bit ahead of the fundamentals in some cases. For example, capacity utilization in steel is still at unacceptable levels and the likelihood of strong profitability is questionable for many companies. However, the level of imports is declining and some price increases are taking hold. We have been underweighted in these issues, which has been a large positive for returns over recent years, but have been gradually reducing this bet by adding names such as Pacific Papers, National Steel and DR Horton.

The weakest sectors have been healthcare and energy as weak industry pricing has put serious pressure on the most leveraged competitors. The price of Vencor, a holding in the long-term care segment, has fallen dramatically due to difficulty adjusting to a new regulatory pricing scheme. In addition, Columbia HCA, an important holding that we believe is a sound credit, sold off when it lost its investment grade rating by S&P. Until recently, weak oil prices depressed the energy sector. OPEC pledged to reduce production and several major oil companies have announced mergers with the likely result that combined drilling plans will be reduced significantly. This should be beneficial for the exploration and production companies that survive, but spells continued problems for drilling companies and other service companies.

Even with the rebound in the high yield market relative to high quality bonds, we continue to believe that the sector offers attractive relative value. Spread levels versus high quality bonds are still at levels that are wider than long term averages at a time when the economy and credit quality of most issuers is strong. High yield bonds also appear compelling versus equities on a risk adjusted expected return basis.

Sincerely,

/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR

April 1999

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.


-------------------------------------------------------------------------------
IN APRIL 1999, GORDON W. LOERY JOINED IN THE PRIMARY RESPONSIBILITY FOR MANAGING THE FUND'S ASSETS. MR. LOERY, CURRENTLY A PRINCIPAL OF MORGAN
STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC., JOINED THE COMPANY AS A FIXED INCOME ANALYST IN 1990.

DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO CHARACTERISTICS, CAN NOW BE ACCESSED AT WWW.MSDW.COM/INSTITUTIONAL/INVESTMENTMANAGEMENT.

The Morgan Stanley High Yield Fund, Inc.
Investment Summary as of March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

HISTORICAL                                                                  TOTAL RETURN (%)
INFORMATION                                     ------------------------------------------------------------------------
                                                  MARKET VALUE (1)        NET ASSET VALUE (2)            INDEX (3)
                                                ---------------------    ----------------------    ---------------------
                                                              AVERAGE                   AVERAGE                  AVERAGE
                                                CUMULATIVE     ANNUAL    CUMULATIVE      ANNUAL    CUMULATIVE     ANNUAL
                                                ----------    -------    ----------     -------    ----------    -------
                       Fiscal Year to Date         4.88%          --        3.44%           --        1.64%          --
                       One Year                   14.15        14.15%       2.55          2.55%      -0.75        -0.75%
                       Five Year                 108.62        15.84       84.72         13.06       52.07         8.74
                       Since Inception*           90.59        12.85       78.61         11.49       52.35         8.22

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION


                                          [GRAPH]

                                                                                                     THREE MONTHS
                                                  YEAR ENDED DECEMBER 31,                               ENDED
                                                                                                       MARCH 31,
                                1993*        1994      1995        1996       1997        1998          1999
                                -----        ----      ----        ----       ----        ----       ------------

Net Asset Value Per Share....   $14.10       $11.96    $13.63      $14.45     $15.19      $13.62       $13.76
Market Value Per Share ......   $14.75       $11.38    $12.88      $14.63     $16.06      $15.38       $15.75
Premium/(Discount)...........      4.6%        -4.8%     -5.5%        1.3%       5.7%       12.9%        14.5%
Income Dividends.............       --        $1.37    $ 1.27      $ 1.42     $ 1.36      $ 1.42       $ 0.35
Capital Gains Distributions..       --           --        --          --     $ 0.48      $ 0.83           --
Fund Total Return (2)........     0.00%       -5.53%    26.07%      17.52%     18.48%       4.12%        3.44%
Index Total Return (1)(3)....     1.26%       -0.97%    17.39%      12.39%     12.65%       0.58%        1.64%

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.
 *  The Fund commenced operations on November 30, 1993.

The Morgan Stanley High Yield Fund, Inc.
Portfolio Summary as of March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                                      [CHART]

Debt Instruments                                              (94.6%)
Equity Securities                                              (2.4%)
Short-Term Investments                                         (3.0%)

-------------------------------------------------------------------------------
SECTORS

                                      [CHART]

Cable                                                          (8.7%)
Communications                                                (20.0%)
Gaming                                                         (3.5%)
General Industrial                                             (6.3%)
Health Care                                                    (7.2%)
Hotels/Lodging/Restaurants                                     (2.8%)
Packaging                                                      (3.7%)
Retail                                                         (6.8%)
Sovereign and Emerging Markets                                (18.9%)
Transportation                                                 (3.1%)
Other                                                         (19.0%)

-------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*


                                                              PERCENT OF
                                                                 TOTAL
                                                              INVESTMENTS
                                                              -----------
 1. Columbia /HCA Healthcare                                     3.9%
 2. DR Securitized Lease Trust                                   3.1
 3. Nextel Communications, Inc.                                  2.8
 4. Rogers Communications, Inc.                                  2.6
 5. Tenet Healthcare Corp.                                       2.5
 6. Jet Equipment Trust                                          2.1
 7. RSL Communications Ltd.                                      2.0
 8. TV Azteca                                                    1.8
 9. CSC Holdings, Inc.                                           1.7
10. Station Casinos, Inc.                                        1.7
                                                                ----
                                                                24.2%
                                                                ----
                                                                ----

* Excludes short-term investments.

FINANCIAL STATEMENTS
---------
STATEMENT OF NET ASSETS (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
---------
MARCH 31, 1999


                                                                   FACE
                                                                  AMOUNT           VALUE
                                                                   (000)           (000)
-----------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (68.9%)
-----------------------------------------------------------------------------------------
CABLE(8.7%)
(a)   Adelphia Communications
       8.375%, 2/1/08                                         $     300    $         308
      Adelphia Communications 'B'
       8.375%, 2/1/08                                               800              822
       9.875%, 3/1/07                                               200              220
      Adelphia Communications Corp.
       7.50%, 1/15/04                                               160              160
      CSC Holdings, Inc.
       7.875%, 12/15/07                                             575              606
       9.875%, 5/15/06                                            1,955            2,148
      Global Crossing Holdings Ltd.
       9.625%, 5/15/08                                            1,405            1,566
      Lenfest Communications, Inc.
      (a) 7.625%, 2/15/08                                           800              825
          8.375%, 11/1/05                                           975            1,045
(b)   NTL, Inc.
       0.00%, 4/1/08                                              2,325            1,581
      Rogers Cablesystems
       10.125%, 9/1/12                                              650              726
      Rogers Cablesystems 'B'
       10.00%, 3/15/05                                            1,505            1,697
      Rogers Communications, Inc.
       8.875%, 7/15/07                                              750              779
       9.125%, 1/15/06                                              800              840
                                                                            -------------
                                                                                   13,323
                                                                            -------------
-----------------------------------------------------------------------------------------
CHEMICALS (0.9%)
      ISP Holdings, Inc. 'B'
       9.00%, 10/15/03                                             1,350            1,389
                                                                            -------------
-----------------------------------------------------------------------------------------
COMMUNICATIONS (18.4%)
(a)   American Cellular Corp.
       10.50%, 5/15/08                                               775              808
      AMSC Acquisition Co., Inc. 'B'
       12.25%, 4/1/08                                              1,725              867
(a)   Centennial Cellular
       10.75%, 12/15/08                                              805              861
(a)   Dial Call Communications 'B'
       0.00%, 12/15/05                                               560              582
      Dobson Communications Corp.
       11.75%, 4/15/07                                             1,045            1,123
(b)   Dolphin Telecommunications plc
       0.00%, 6/1/08                                         ECU   1,520              795
      Echostar DBS Corp.
       9.375%, 2/1/09                                          $   1,625            1,686
      Espirit Telecom Group 'DM'
       11.50%, 12/15/07                                      DEM     665              777
      Globalstar LP
       11.375%, 2/15/04                                        $   1,050              688
      Hermes Europe Railtel B.V.
       10.375%, 1/15/09                                              250              266
(b)   Hyperion Telecommunications, Inc.
       0.00%, 4/15/03                                                955              790
(b)   Intermedia Communications, Inc. 'B'
       0.00%, 7/15/07                                              3,400            2,592
      Iridium LLC/Capital Corp. 'A'
       13.00%, 7/15/05                                             1,385              596
      Level Three Communications, Inc.
       9.125%, 5/1/08                                              1,125            1,128
(a)   Metromedia Fiber Network
       10.00%, 11/15/08                                              790              847
      Nextel Communications, Inc.
      (b) 0.00%, 8/15/04                                             315              328
      (b) 0.00%, 9/15/07                                           4,620            3,384
      (b) 0.00%, 2/15/08                                           1,000              700
      NEXTLINK Communications, Inc.
      (b) 0.00%, 4/15/08                                           2,500            1,600
      (a) 10.75%, 11/15/08                                           225              242
      Primus Telecommunications Group 'B'
       9.875%, 5/15/08                                             1,000              965
      Primus Telecommunications Group, Inc.
       11.25%, 1/15/09                                               560              578
      PSINet, Inc. 'B'
       10.00%, 2/15/05                                               800              854
(b)   Qwest Communications International Inc.
       0.00%, 10/15/07                                               500              396
(b)   Qwest Communications International, Inc. 'B'
       0.00%, 2/1/08                                               1,000              769
(b)   RCN Corp.
       0.00%, 10/15/07                                             3,000            2,025
(b)   Rhythms NetConnections Inc. 'B'
       0.00%, 5/15/08                                              1,335              748
(a,b) Viatel, Inc.
       0.00%, 4/15/08                                              1,180              723
      Vintage Petroleum, Inc.
       9.75%, 6/30/09                                                485              495
                                                                            -------------
                                                                                   28,213
                                                                            -------------
-----------------------------------------------------------------------------------------
ENERGY (2.5%)
      CMS Energy Corp.
       7.50%, 1/15/09                                              1,290            1,313
(a,b) Husky Oil Ltd.
       8.90%, 8/15/28                                                885              841
(a)   Snyder Oil Corp.
       8.75%, 6/15/07                                              1,700            1,704
                                                                            -------------
                                                                                    3,858
                                                                            -------------
-----------------------------------------------------------------------------------------


                                                                   FACE
                                                                  AMOUNT           VALUE
                                                                   (000)           (000)
-----------------------------------------------------------------------------------------
FINANCIAL (1.3%)
      Fuji JGB Investment LLC
       9.87%, 12/31/49                                         $   1,200    $       1,068
(a,b) SB Treasury Co. LLC
      9.40%, 12/29/49                                              1,010              990
                                                                            -------------
                                                                                    2,058
                                                                            -------------
-----------------------------------------------------------------------------------------
FOOD AND BEVERAGE (0.7%)
      Smithfield Foods, Inc.
      7.625%, 2/15/08                                              1,175            1,134
                                                                            -------------
-----------------------------------------------------------------------------------------
GAMING (3.5%)
      Harrahs Operating Co., Inc.
       7.875%, 12/5/05                                             1,500            1,511
      Park Place Entertainment
       7.875%, 12/15/05                                            1,195            1,176
      Station Casinos, Inc.
       10.125%, 3/15/06                                            2,555            2,711
                                                                            -------------
                                                                                    5,398
                                                                            -------------
-----------------------------------------------------------------------------------------
GENERAL INDUSTRIAL (6.3%)
      Allied Waste North America 'B'
       7.875%, 1/1/09                                                475              464
      American Standard Cos., Inc.
       7.375%, 2/1/08                                              1,080            1,055
      Applied Power Inc.
       8.75%, 4/1/09                                                 480              485
(a)   Axia, Inc.
       10.75%, 7/15/08                                               585              590
(a)   CEX Holdings, Inc.
       9.625%, 6/1/08                                              1,065            1,001
      Geberit International
       10.125%, 4/15/07                                      DEM     869            1,078
(a)   Hayes Lemmerz International, Inc.
       8.25%, 12/15/08                                         $   1,345            1,348
(b)   Norcal Waste Systems, Inc.
       13.50%, 11/15/05                                            1,600            1,776
(a)   Nortek, Inc.
       8.875%, 8/1/08                                                750              771
(a)   Sirona Dental Systems
       9.125%, 7/15/08                                       DEM     844              970
      Vencor, Inc.
       9.875%, 5/1/05                                          $   1,180              177
                                                                            -------------
                                                                                    9,715
                                                                            -------------
-----------------------------------------------------------------------------------------
HEALTH CARE (7.2%)
      Columbia/HCA Healthcare
       6.91%, 6/15/05                                              2,650            2,419
       7.00%, 7/1/07                                               2,025            1,821
       7.58%, 9/15/25                                              2,120            1,777
      Fresenius Medical Capital Trust II
       7.875%, 2/1/08                                              1,195            1,180
      Tenet Healthcare Corp.
      (a) 8.125%, 12/1/08                                          1,000              971
          8.625%, 1/15/07                                          2,955            2,929
                                                                            -------------
                                                                                   11,097
                                                                            -------------
-----------------------------------------------------------------------------------------
HOTELS/LODGING/RESTAURANTS (2.8%)
      Hilton Hotels
       7.95%, 4/15/07                                              1,510            1,547
      HMH Properties 'A'
       7.875%, 8/1/05                                              2,530            2,470
      Host Marriott LP
       8.375%, 2/15/06                                               250              251
                                                                            -------------
                                                                                    4,268
                                                                            -------------
-----------------------------------------------------------------------------------------
MEDIA AND ENTERTAINMENT (2.8%)
      CB Richard Ellis Services
       8.875%, 6/1/06                                                185              185
      Chancellor Media Corp. 'B'
       8.125%, 12/15/07                                            2,420            2,456
      Outdoor Systems, Inc.
       8.875%, 6/15/07                                             1,480            1,584
                                                                            -------------
                                                                                    4,225
                                                                            -------------
-----------------------------------------------------------------------------------------
METALS (1.9%)
(a)  Impress Metal Packaging
      9.875%, 5/29/07                                        DEM   1,611            1,939
(a)  Murrin Murrin Holdings Property Ltd.
      9.375%, 8/31/07                                          $   1,075              968
                                                                            -------------
                                                                                    2,907
                                                                            -------------
-----------------------------------------------------------------------------------------
PACKAGING (3.7%)
      Norampac, Inc.
       9.50%, 2/1/08                                               1,485            1,545
      Pacific Papers, Inc.
       10.00%, 3/15/09                                             1,405            1,445
      SD Warren Co. 'B'
       12.00%, 12/15/04                                            2,235            2,419
      Tembec Industries, Inc.
       8.625%, 6/30/09                                               285              289
                                                                            -------------
                                                                                    5,698
                                                                            -------------
-----------------------------------------------------------------------------------------
REAL ESTATE/BUILDING (1.0%)
      D.R. Horton Inc.
       8.00%, 2/1/09                                               1,490            1,468
                                                                            -------------
-----------------------------------------------------------------------------------------
RETAIL (3.6%)
(a)   CA FM Lease Trust
       8.50%, 7/15/17                                              1,410            1,518
(a)   HMV Media Group plc
       10.875%, 5/15/08                                      GBP   1,035            1,755
-----------------------------------------------------------------------------------------


                                                                   FACE
                                                                  AMOUNT           VALUE
                                                                   (000)           (000)
-----------------------------------------------------------------------------------------
RETAIL (CONTINUED)
      Musicland Group, Inc.
       9.00%, 6/15/03                                          $     590    $         596
      Musicland Group, Inc. 'B'
       9.875%, 3/15/08                                             1,600            1,636
                                                                            -------------
                                                                                    5,505
                                                                            -------------
-----------------------------------------------------------------------------------------
TRANSPORTATION(2.1%)
      Jet Equipment Trust 'C1'
       11.79%, 6/15/13                                             1,500            1,907
(a)   Jet Equipment Trust 'D-95'
       11.44%, 11/1/14                                             1,100            1,385
                                                                            -------------
                                                                                    3,292
                                                                            -------------
-----------------------------------------------------------------------------------------
UTILITIES(1.5%)
      AES Corp.
       8.50%, 11/1/07                                              1,430            1,411
(a)   RAS Laffan Liquid Natural Gas
       8.294%, 3/15/14                                               950              894
                                                                            -------------
                                                                                    2,305
                                                                            -------------
-----------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS AND NOTES
  (Cost $105,854)                                                                 105,853
                                                                            -------------
-----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (5.3%)
-----------------------------------------------------------------------------------------
COMMERCIAL SERVICES (1.1%)
      DLJ Mortgage Acceptance Corp. 1997-CF2 S
       0.357%, 10/15/30                                           32,592              713
      First Home Mortgage Acceptance Corp., 1996-B, Class C
       7.929%, 11/1/18                                             1,312              997
                                                                            -------------
                                                                                    1,710
                                                                            -------------
-----------------------------------------------------------------------------------------
RETAIL (3.2%)
      DR Securitized Lease Trust
       1993-K1 A1 6.66%, 8/15/10                                   1,287            1,226
       1994-K1 A1 7.60%, 8/15/07                                   3,141            3,140
       1994-K2 A2 9.35%, 8/15/19                                     500              521
                                                                            -------------
                                                                                    4,887
                                                                            -------------
-----------------------------------------------------------------------------------------
TRANSPORTATION (1.0%)
      Aircraft Lease Portfolio  Securitization Ltd.
       1996-1 P1D 12.75%, 6/15/06                                  1,594            1,594
                                                                            -------------
-----------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $7,734)                                                                     8,191
                                                                            -------------
-----------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.7%)
-----------------------------------------------------------------------------------------
ASSET - BACKED CORPORATE (1.4%)
      Long Beach Auto 1997-1, 'B'
       14.22%, 10/26/03                                            1,183            1,172
(a)   OHA Auto Grantor Trust 1997-1, 'B'
       11.00%, 9/15/03                                             1,045            1,013
                                                                            -------------
                                                                                    2,185
                                                                            -------------
-----------------------------------------------------------------------------------------
COMMERCIAL SERVICES (0.3%)
      GMAC IO 1996-C1 CL X2 REMIC
       1.916%, 3/15/21                                             6,323              421
                                                                            -------------
-----------------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $2,925)                                                                     2,606
                                                                            -------------
-----------------------------------------------------------------------------------------
SOVEREIGN AND EMERGING MARKETS (18.7%)
-----------------------------------------------------------------------------------------
      APP Fin II Mauritius Ltd.
       12.00%, 2/15/04                                       U.S.$   865              415
(a)   AST Research Inc.
       7.45%, 10/1/02                                                925              871
(b)   CTI Holdings
       0.00%, 4/15/08                                              1,300              721
      Glencore Nickel Property Ltd.
       9.00%, 12/1/14                                                935              801
      Grupo Minero Mexico 'A'
       8.25%, 4/1/08                                                 590              493
(a)   Hermes Europe Railtel B.V.
       11.50%, 8/15/07                                               945            1,035
      Indah Kiat Finance
       10.00%, 7/1/07                                              1,950            1,092
      Korea Development Bank
       6.625%, 11/21/03                                            2,460            2,340
      Multicanal
       10.50%, 2/1/07                                              1,705            1,526
(a)   Multicanal 'C'
       10.50%, 4/15/18                                               725              604
      National Steel Corp.
       9.875%, 3/1/09                                                705              724
       9.875%, 3/1/09                                                365              375
(a)   NSM Steel, Inc.
       12.25%, 2/1/08                                                825               50
(b)   Occidente y Caribe
       0.00%, 3/15/04                                              3,125            2,266
      Philippine Long Distance Telephone
       9.25%, 6/30/06                                              1,725            1,639
(a)   Pindo Deli Finance
       10.75%, 10/1/07                                             1,955            1,095
(b)   PTC International Finance B.V.
       0.00%, 7/1/07                                               2,150            1,564
      Quezon Power Ltd.
       8.86%, 6/15/17                                              1,000              760
-----------------------------------------------------------------------------------------


                                                                   FACE
                                                                  AMOUNT           VALUE
                                                                   (000)           (000)
-----------------------------------------------------------------------------------------
(a)   RBS Participacoes
       11.00%, 4/1/07                                          $     850    $         450
(b)   Republic of Argentina 'L'
       6.188%, 3/31/05                                             1,791            1,535
(b)   Republic of Argentina Pre 4 Bocon PIK
       5.198%, 9/1/02                                              1,098            1,158
      RSL Communications plc
       9.125%, 3/1/08                                              1,165            1,153
      (a) 12.00%, 11/1/08                                            900            1,008
      RSL Communications, Ltd.
      (b) 0.00%, 3/15/08                                     DEM   1,380              963
       12.25%, 11/15/06                                        $      88               97
(a)   Satelites Mexicanos 'B'
       10.125%, 11/1/04                                              565              452
      TV Azteca 'B'
       10.50%, 2/15/07                                             3,460            2,872
      United Mexican States Par Bond 'W-A'
       6.25%, 12/31/19                                               770              605
-----------------------------------------------------------------------------------------
TOTAL SOVEREIGN AND EMERGING MARKETS
  (Cost $31,956)                                                                   28,664
                                                                            -------------
-----------------------------------------------------------------------------------------
                                                                  SHARES
-----------------------------------------------------------------------------------------
PREFERRED STOCK (2.1%)
-----------------------------------------------------------------------------------------
COMMUNICATIONS (1.5%)
      Concentric Network Corp. 'B'                                     8              917
      IXC Communications, Inc. 'B'                                 1,285            1,388
      Viatel, Inc., Series 'A' 10.00%                              5,171               85
                                                                            -------------
                                                                                    2,390
                                                                            -------------
-----------------------------------------------------------------------------------------
MEDIA AND ENTERTAINMENT (0.6%)
      Paxson Communications Corp.                                 10,500              874
                                                                            -------------
-----------------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
  (Cost $2,787)                                                                     3,264
                                                                            -------------
-----------------------------------------------------------------------------------------
                                                                  NO. OF
                                                                WARRANTS
-----------------------------------------------------------------------------------------
WARRANTS (0.3%)
-----------------------------------------------------------------------------------------
COMMUNICATIONS (0.1%)
(a)   American Mobile Satellite Corp.,
         expiring 4/1/08                                          17,250                6
(a)   Globalstar Telecom, expiring
         2/15/04                                                   1,000               48
(a)   Iridium World Communications, Inc.,
         expiring 7/15/05                                            840               48
-----------------------------------------------------------------------------------------
                                                                  NO. OF            VALUE
                                                                WARRANTS            (000)
-----------------------------------------------------------------------------------------
(a)   Nextel Communications, expiring 4/25/99                      2,500    $          --
      Rhythms NetConnections Inc., expiring 5/15/08               12,000               48
                                                                            -------------
                                                                                      150
                                                                            -------------
SOVEREIGN AND EMERGING MARKETS (0.2%)
(a)   NSM Steel, Inc., expiring 2/1/08                         5,223,013                5
(a)   Occidente y Caribe, expiring 3/15/04                        12,500              219
                                                             -----------    -------------
                                                                                      224
                                                                            -------------
-----------------------------------------------------------------------------------------
TOTAL WARRANTS
  (Cost $9)                                                                           374
                                                                            -------------
-----------------------------------------------------------------------------------------
                                                                    FACE
                                                                  AMOUNT
                                                                   (000)
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.0%)
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.0%)
  Chase Securities, Inc. 4.65%,
   dated 3/31/99, due 4/1/99,
   to be repurchased at $4,584,
   collateralized by $3,435
   United States Treasury Bonds,
   10.375%, due 11/15/12,
   valued at $4,718
    (Cost $4,583)                                            $     4,583    $       4,583
                                                                            -------------
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (Cost $155,848)                                                                 153,535
                                                                            -------------
-----------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
  Other Assets                                               $     4,632
  Liabilities                                                    (36,630)         (31,998)
                                                             -----------    -------------
-----------------------------------------------------------------------------------------
NET ASSETS
  Applicable to 8,832,863 issued and
   outstanding $0.01 par value shares
   (100,000,000 shares authorized)                                          $     121,537
                                                                            -------------
                                                                            -------------
-----------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                   $       13.76
                                                                            -------------
                                                                            -------------
-----------------------------------------------------------------------------------------

(a) -- 144A Security - certain conditions for public sale may exist.
(b) -- Step Bond--coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 1999. Maturity date disclosed is the ultimate maturity.
PIK -- Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
 IO -- Interest Only